Intangible Assets (Tables)	9 Months Ended
Sep. 30, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of gross carrying amount and accumulated amortization of acquired identifiable intangible assets

				Effect of
	Weighted Average	Gross Carrying	Accumulated	Foreign Currency
	Amortization Period	Amount	Amortization	Translation	Total

Acquired Technology	8 years	$15,900,000	$(11,607,664)	$1,281,656	$5,573,992
Customer Relationships	8 years	1,000,000	(677,083)	-	322,917
		$16,900,000	$(12,284,747)	$1,281,656	$5,896,909

				Effect of
	Weighted Average	Gross Carrying	Accumulated	Foreign Currency
	Amortization Period	Amount	Amortization	Translation	Total
Acquired Technology	8 years	$15,900,000	$(9,974,597)	$1,132,529	$7,057,932
Customer Relationships	8 years	1,000,000	(583,296)	-	416,704
		$16,900,000	$(10,557,893)	$1,132,529	$7,474,636